Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 21	$ 20	$ 19
Additions	3	2	2
Deductions from reserves	(4)	(1)	(1)
Balance at end of year	$ 20	$ 21	$ 20